SUBSEQUENT EVENTS (Details Narrative)	Oct. 16, 2025 USD ($) Integer $ / shares shares	May 01, 2025 USD ($) Integer	Jan. 05, 2025 $ / shares shares	Jan. 02, 2025 USD ($)	Dec. 01, 2024 USD ($)	Sep. 30, 2025 USD ($)	Apr. 30, 2025 $ / shares	Apr. 28, 2025 $ / shares	Jan. 03, 2025 $ / shares	Dec. 31, 2024 USD ($)	Dec. 13, 2024 $ / shares	Apr. 17, 2024 USD ($)	Mar. 29, 2024 $ / shares
Subsequent Event [Line Items]
Debt instrument periodic payment in cash | $					$ 25,000
Aggregate principal amount | $												$ 23,972
Price per share | $ / shares								$ 1.15
Long-lived tangible assets | $						$ 8,050
Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Aggregate principal amount | $		$ 500,000
Bears interest rate percentage		15.00%
Maturity date		Apr. 30, 2026
Conversion price percentage		90
Convertible trading days | Integer		5
Four Non Employee Directors [Member]
Subsequent Event [Line Items]
Share price | $ / shares											$ 9.50
Common Class A [Member]
Subsequent Event [Line Items]
Share price | $ / shares													$ 0.025
Subsequent Event [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Aggregate principal amount | $	$ 400,000
Bears interest rate percentage	7.00%
Maturity date	Oct. 15, 2026
Conversion price percentage	80
Convertible trading days | Integer	5
Price per share | $ / shares	$ 1.072
Subsequent Event [Member] | Two Individuals [Member]
Subsequent Event [Line Items]
Share price | $ / shares									$ 2.51
Subsequent Event [Member] | Common Class A [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Warrant issued | shares	363,636
Sale of stock price per share | $ / shares	$ 1.10
Subsequent Event [Member] | Common Class A [Member] | Four Non Employee Directors [Member]
Subsequent Event [Line Items]
Shares issued | shares			2,632
Subsequent Event [Member] | Common Class A [Member] | Two Individuals [Member]
Subsequent Event [Line Items]
Shares issued for services | shares			11,000
Director Agreements [Member]
Subsequent Event [Line Items]
Share price | $ / shares			$ 2.51				$ 1.22
Director Agreements [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued during period value share based compensation | $				$ 100,000
Debt instrument periodic payment in cash | $				$ 25,000